SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 490,741	$ 197,841
Gross unrealized gains	206	9
Gross unrealized losses	2,220	1,079
Estimated fair value, total	488,727	196,771
Fair Value Inputs Level 2 [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	457,943	189,836
Gross unrealized gains	190	9
Gross unrealized losses	1,993	908
Estimated fair value, total	456,141	188,937
Fair Value Inputs Level 2 [Member] | U.S. treasuries [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	21,944	7,007
Gross unrealized gains
Gross unrealized losses	226	170
Estimated fair value, total	21,717	6,837
Fair Value Inputs Level 2 [Member] | U.S. Government agencies [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	10,854	998
Gross unrealized gains	16
Gross unrealized losses	1	1
Estimated fair value, total	$ 10,869	$ 997